Subsequent Events (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Aug. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stock, net of offering costs, shares								451,871
Proceeds from issuance of common stock		$ 1,010,000	$ (6,203)	$ 1,448,309	$ 1,809,074		$ 1,750,000	$ 1,010,000
Number of shares callable by warrants						444,190	87,500	225,936
Warrant exercise price								2.22
Proceeds from convertible notes payable	$ 1,750,000	$ 1,750,000	$ 750,000
Interest rate							8.00%
Conversion price percentage of the price per share							85.00%
Warrant term							5 years
Convertible note conversion, shares issued							686,725
Warrant coverage equal to portion of principal amount of convertible note, percentage							15.00%